Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 455,000
Previously Paid Amount	0.00
Total Fee Amount	69.66
Total Offset Amount	0.00
Net Fee	69.66
Narrative - Max Aggregate Offering Price	$ 455,000
Final Prospectus	true